Preferred Stock and Warrants - Non-Convertible Redeemable Series A Preferred Shares and Warrants (Details)			12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 18, 2020 USD ($) observer director $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 11, 2024 shares	Sep. 21, 2020 director observer
Redeemable Preferred Stock And Warrants [Line Items]
Number of appointed directors | director		1			1
Number of nonvoting observers | observer		1			1
Class of warrants or rights number of securities called by the warrants or rights (in shares)				10,992,759
L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares)		11,000,000
Penny Warrants
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs | $			$ 3,604,000
Penny Warrants | L Catterton Investment Agreement
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights exercise price of warrant per share | $ / shares		$ 0.01
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs | $			$ 5,415,000
Catterton Investment Agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights exercise price of warrant per share | $ / shares		$ 0.01
Catterton Investment Agreement | LLCA Daylight LP | Investor nominate directors to continue | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Common stock holding as percentage of common stock shares underlying warrants acquired by the investors		50.00%
Catterton Investment Agreement | LLCA Daylight LP | Penny Warrants
Redeemable Preferred Stock And Warrants [Line Items]
Class or warrants or rights number of warrants issued during the period warrants (in shares)		11,000,000
Class of warrants or rights number of securities called by the warrants or rights (in shares)			11,000,000
Class of warrants or rights exercise price of warrant per share | $ / shares			$ 0.01
Catterton Investment Agreement | LLCA Daylight LP | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares (in shares)		150,000
Catterton Investment Agreement | LLCA Daylight LP | Series A Non-convertible Preferred Shares | Investor nominate directors to continue | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them		50.00%
Catterton Investment Agreement | LLCA Daylight LP | Series A redeemable non convertible preferred stock and penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity stock shares issued during the period and warrants or rights issued during the period value | $		$ 150,000
Issuance costs | $	$ 2,250,000